Licensed Copyrights, Net - Disclosure of Licensed Copyrights (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure of Licensed Copyrights [Line Items]
Licensed copyrights, gross carrying value	¥ 55,087		¥ 54,917
Licensed copyrights, accumulated amortisation	(48,495)		(47,397)
Licensed copyrights, accumulated impairment	(182)		(201)
Licensed copyrights, net carrying value	6,411	$ 917	7,319
Licensed copyrights, gross carrying value current	16,061		15,939
Licensed copyrights, accumulated amortisation current	(15,604)		(15,541)
Licensed copyrights, accumulated impairment current	(9)		(9)
Licensed copyrights, net carrying value current	448	64	389
Licensed copyrights, gross carrying value non current	39,026		38,978
Licensed copyrights, accumulated amortisation non current	(32,891)		(31,856)
Licensed copyrights, accumulated impairment non current	(173)		(192)
Licensed copyrights, net carrying value non current	5,963	853	6,930
Broadcasting Rights
Disclosure of Licensed Copyrights [Line Items]
Licensed copyrights, gross carrying value	46,814		46,579
Licensed copyrights, accumulated amortisation	(40,222)		(39,059)
Licensed copyrights, accumulated impairment	(182)		(201)
Licensed copyrights, net carrying value	6,411	917	7,319
Licensed copyrights, gross carrying value current	7,788		7,601
Licensed copyrights, accumulated amortisation current	(7,331)		(7,203)
Licensed copyrights, accumulated impairment current	(9)		(9)
Licensed copyrights, net carrying value current	448	64	389
Licensed copyrights, gross carrying value non current	39,026		38,978
Licensed copyrights, accumulated amortisation non current	(32,891)		(31,856)
Licensed copyrights, accumulated impairment non current	(173)		(192)
Licensed copyrights, net carrying value non current	5,963	853	6,930
Sublicensing Rights
Disclosure of Licensed Copyrights [Line Items]
Licensed copyrights, gross carrying value	8,273		8,338
Licensed copyrights, accumulated amortisation	(8,273)		(8,338)
Licensed copyrights, accumulated impairment	0		0
Licensed copyrights, net carrying value	0	0	0
Licensed copyrights, gross carrying value current	8,273		8,338
Licensed copyrights, accumulated amortisation current	(8,273)		(8,338)
Licensed copyrights, accumulated impairment current	0		0
Licensed copyrights, net carrying value current	0	0	0
Licensed copyrights, gross carrying value non current	0		0
Licensed copyrights, accumulated amortisation non current	0		0
Licensed copyrights, accumulated impairment non current	0		0
Licensed copyrights, net carrying value non current	¥ 0	$ 0	¥ 0